SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			9 Months Ended		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2019	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Apr. 27, 2022 shares	Apr. 14, 2022 shares
Finite-Lived Intangible Assets [Line Items]
Inventory write-off						$ 66,944
Common stock purchase warrants liability | shares			1,093,093		1,128,635	1,888,106	111,972	115,540
Gain on changes of fair value of common stock purchase liability			$ 35,542		$ 759,471
Income tax percentage description					greater than 50%
Income tax, description					The CIT Law and its implementation rules impose a withholding income tax at 10%, unless reduced by a tax treaty or arrangement, on the amount of dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC that are related to earnings accumulated beginning on January 1, 2008. Dividends relating to undistributed earnings generated prior to January 1, 2008 are exempt from such withholding income tax
Income tax rate					0.34
Value added tax rate	13.00%	16.00%
Tax Cut and Jobs Act [Member]
Finite-Lived Intangible Assets [Line Items]
Income tax, description					On December 22, 2017 the Tax Cut and Jobs Act of 2017 (“the Tax Act”) was signed into law, which among other effects, reduces the U.S. federal corporate income tax rate to 21% from 34% (or 35% in certain cases) beginning in 2018
Land Use Right [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful lives					50 years